UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Atticus Capital, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY  10019

13F File Number: 28-06684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy R. Barakett
Title:  Chief Executive Officer
Phone:  (212) 373-0800


Signature, Place and Date of Signing:


   /s/ Timothy R. Barakett      New York, New York             February 12, 2004
   -----------------------      ------------------             -----------------
       [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  138

Form 13F Information Table Value Total: $976,736
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


        NONE

                                FORM 13F INFORMATION TABLE

Atticus Capital, LLC
Form 13F Information Table
December 31, 2003

        Column 1                Column 2       Column 3   Column 4       Column 5           Column 6   Column 7      Column 8
                                                            Value       SHS or  SH/  Put/  Investment   Other    Voting Authority
     Name of issuer          Title of Class      CUSIP     (x1000)     PRN AMT  PRN  Call  Discretion  Managers  Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
1 800 CONTACTS                 Common Stock     681977104      210      10,000  SH          Sole          None     10,000
ADC TELECOMUNICATIONS          Common Stock     000886101      475     160,000  SH          Sole          None    160,000
ADVANCE PCS                    Common Stock     00790K109    3,991      75,600  SH          Sole          None     75,600
AGERE SYSTEMS                  CL B             00845V209       71      24,596  SH          Sole          None     24,596
AK STEEL HOLDING CORP          Common Stock     001547108      510     100,000  SH          Sole          None    100,000
ALCAN INC                      Common Stock     013716105   93,676   1,995,235  SH          Sole          None  1,995,235
ALCATEL ALSTHOM                Sponsored ADR    013904305      949      73,872  SH          Sole          None     73,872
ALLETE INC                     Common Stock     018522102      459      15,000  SH          Sole          None     15,000
ALLIANCE CAPITAL MGMT HOLD     Unit Ltd Partn   01855A101      675      20,000  SH          Sole          None     20,000
ALLMERICA FINANCIAL CORP       Common Stock     019754100    1,332      43,300  SH          Sole          None     43,300
AMERADA HESS CORP              Common Stock     023551104      532      10,000  SH          Sole          None     10,000
AMERICAN INTL GROUP INC        Common Stock     026874107    4,268      64,401  SH          Sole          None     64,401
ANADARKO PETROLEUM             Common Stock     032511107    1,530      30,000  SH          Sole          None     30,000
AT&T WIRELESS SVCS INC         Common Stock     00209A106      115      14,408  SH          Sole          None     14,408
ATLANTIC COAST AIRLINES
HOLDINGS INC                   Common Stock     048396105    1,873     190,194  SH          Sole          None    190,194
BANC OF AMERICA CORPORATION    Common Stock     060505104    4,617      57,400  SH          Sole          None     57,400
BARNESANDNOBLES.COM.INC        CL A             067846105    1,681     573,620  SH          Sole          None    573,620
BEA SYSTEM                     Common Stock     073325102      308      25,000  SH          Sole          None     25,000
BERKSHIRE HATHAWAY INC         CL A             084670108   10,953         130  SH          Sole          None        130
BOWATER INC.                   Common Stock     102183100   11,578     250,000  SH          Sole          None    250,000
BROOKS AUTOMATION              Common Stock     114340102    3,566     150,204  SH          Sole          None    150,204
BSB BANCORP                    Common Stock     055652101      233       5,900  SH          Sole          None      5,900
CANADIAN NATURAL RESOURCES     Common Stock     136385101    1,261      25,000  SH          Sole          None     25,000
CARDINAL HEALTH                Common Stock     14149Y108    4,699      76,835  SH          Sole          None     76,835
CELESTICA INC.                 Sub Vtg Shs      15101Q108      377      25,000  SH          Sole          None     25,000
CENTEX CORP                    Common Stock     152312104    1,077      10,000  SH          Sole          None     10,000
CHAMPPS ENTERTAINMENT          Common Stock     158787101   32,689   3,437,352  SH          Sole          None  3,437,352
CHARTER COMMUNICATIONS INC     CL A             16117M107      201      50,000  SH          Sole          None     50,000
CHEVRON TEXACO CORP            Common Stock     166764100   16,670     192,966  SH          Sole          None    192,966
CHINA TELECOM                  Spon ADR H Shs   169426103    9,297     227,800  SH          Sole          None    227,800
CHROMAVISION MEDICAL SYSTEMS   Common Stock     17111P104       32      10,000  SH          Sole          None     10,000
CIENA CORP                     Common Stock     171779101      525      80,000  SH          Sole          None     80,000
CIRCUIT CITY STORES INC        Common Stock     172737108   15,047   1,485,400  SH          Sole          None  1,485,400
CISCO SYSTEMS                  Common Stock     17275R102    1,761      72,658  SH          Sole          None     72,658
CITIGROUP                      Common Stock     172967101   14,855     306,037  SH          Sole          None    306,037
CKE REST INC DEL HLDGS         Common Stock     12561E105    5,032     787,500  SH          Sole          None    787,500
CLEAR CHANNEL                  Common Stock     184502102   11,931     254,765  SH          Sole          None    254,765
CMGI INC.                      Common Stock     125750109      101      56,826  SH          Sole          None     56,826
CONAGRA FOODS INC              Common Stock     205887102    6,861     260,000  SH          Sole          None    260,000
CONOCOPHILLIPS                 Common Stock     20825C104   21,382     326,100  SH          Sole          None    326,100
CORNING INC.                   Common Stock     219350105      814      78,000  SH          Sole          None     78,000
DANA CORP                      Common Stock     235811106    3,441     187,500  SH          Sole          None    187,500
DIAL CORP                      Common Stock     25247D101    2,847     100,000  SH          Sole          None    100,000
ESPERION THERAPEUTICS          Common Stock     29664R106    3,287      95,000  SH          Sole          None     95,000
EXXON MOBILE CORP.             Common Stock     30231G102    6,150     150,000  SH          Sole          None    150,000
FINISAR                        Common Stock     31787A101       31      10,000  SH          Sole          None     10,000
FIRST DATA CORP.               Common Stock     319963104   11,567     281,500  SH          Sole          None    281,500
FLEETBOSTON FINANCIAL CORP     Common Stock     339030108   19,643     450,000  SH          Sole          None    450,000
FLEXTRONICS                    ORD               Y2573F102   3,550     239,890  SH          Sole          None    239,890
FORDING CANADIAN COAL TRUST    TR Unit          345425102    2,451      69,000  SH          Sole          None     69,000
GEORGIA PAC CORP               Common Stock     373298108    2,300      75,000  SH          Sole          None     75,000
GILEAD SCIENCE INC.            Common Stock     375558103      495       8,500  SH          Sole          None      8,500
HARLEYSVILLE GROUP INC         Common Stock     412824104      344      17,300  SH          Sole          None     17,300
HARMONIC INC.                  Common Stock     413160102      372      51,300  SH          Sole          None     51,300
HARTFORD FINANCIAL SVCS GRP    Common Stock     416515104    5,608      95,000  SH          Sole          None     95,000
HAYES LEMMERZ INTERNATIONAL    Common Stock     420781304    7,521     415,300  SH          Sole          None    415,300
HCA INC.                       Common Stock     404119109    6,659     155,000  SH          Sole          None    155,000
HERITAGE PROPANE PARTNERS      Unit Ltd Partn   426918108    4,281     103,800  SH          Sole          None    103,800
HOLLYWOOD ENTERTAINMENT CP     Common Stock     436141105    4,855     353,100  SH          Sole          None    353,100
IGEN INTERNATIONAL INC         Common Stock     449536101   49,184     835,474  SH          Sole          None    835,474
INPUT OUTPUT INC               Common Stock     457652105    1,786     396,100  SH          Sole          None    396,100
INTERACTIVE                    Common Stock     45840Q101    1,508      44,454  SH          Sole          None     44,454
INVERNESS MEDICAL TECH         Common Stock     46126P106      218      10,000  SH          Sole          None     10,000
ISHARES TR                     RUSSEL 2000      464287655      831       7,500  SH          Sole          None      7,500
JC PENNY CO INC (HLDG CO)      Common Stock     708160106    3,679     140,000  SH          Sole          None    140,000
JDS UNIPHASE                   Common Stock     46612J101    2,598     713,652  SH          Sole          None    713,652
JOHN HANDCOCK FIN SVCS         Common Stock     41014S106    4,283     114,200  SH          Sole          None    114,200
JOHNSON & JOHNSON              Common Stock     478160104   29,232     565,852  SH          Sole          None    565,852
JP MORGAN & CO. INC.           Common Stock     46625H100    2,963      80,660  SH          Sole          None     80,660
KINROSS GOLD CORP              Common Stock     496902206    5,007     626,604  SH          Sole          None    626,604
KMART CORP                     Common Stock     498780105   48,745   2,035,295  SH          Sole          None  2,035,295
KROGER CO                      Common Stock     501044101      324      17,500  SH          Sole          None     17,500
KT CORP                        Sponsored ADR    48268K101    8,295     435,000  SH          Sole          None    435,000
LEUCADIA NATIONAL CORP         Common Stock     527288104   15,729     341,190  SH          Sole          None    341,190
LEVEL 3 COMMUNICATIONS         Common Stock     52729N100      285      50,000  SH          Sole          None     50,000
LIBERTY MEDIA                  Com Ser A        530718105    2,549     214,384  SH          Sole          None    214,384
LUCENT TECHNOLOGIES            Common Stock     549463107      291     102,329  SH          Sole          None    102,329
MEADWESTVACO CORP              Common Stock     583334107    3,005     101,000  SH          Sole          None    101,000
MEDTRONIC INC                  Common Stock     585055106    6,193     127,400  SH          Sole          None    127,400
MI DEVELOPMENTS, INC.          Cl A Sub Vtg     55304X104    6,357     227,700  SH          Sole          None    227,700
MICRON TECHNOLOGIES            Common Stock     595112103      674      50,000  SH          Sole          None     50,000
MICROSOFT                      Common Stock     594918104    3,345     122,200  SH          Sole          None    122,200
MID ATLANTIC MEDICAL
SERVICES                       Common Stock     59523C107    5,411      83,500  SH          Sole          None     83,500
MIDWAY GAMES                   Common Stock     598148104      116      30,000  SH          Sole          None     30,000
MILLEA HOLDINGS INC            ADR              60032R106    2,349      35,000  SH          Sole          None     35,000
MOORE WALLACE INC              Common Stock     615857109    3,587     191,500  SH          Sole          None    191,500
MOTOROLA INC                   Common Stock     620076109      186      13,281  SH          Sole          None     13,281
NABORS INDUSTRIES LTD          Common Stock     G6359F103    1,847      44,500  SH          Sole          None     44,500
NEIGHBORCARE INC               Common Stock     64015Y104      889      45,000  SH          Sole          None     45,000
NETWORK ENGINES                Common Stock     64121A107       52      12,000  SH          Sole          None     12,000
NEWMONT MINING                 Common Stock     651639106    1,215      25,000  SH          Sole          None     25,000
NORTEL NETWORKS                Common Stock     656568102      297      70,197  SH          Sole          None     70,197
NOVELLUS SYSTEMS INC           Common Stock     670008101      315       7,500  SH          Sole          None      7,500
PACCAR INC                     Common Stock     693718108    1,277      15,000  SH          Sole          None     15,000
PEOPLESOFT INC                 Common Stock     712713106   19,944     875,100  SH          Sole          None    875,100
PETROCHINA CO LTD              Sponsored ADR    71646E100   22,227     389,600  SH          Sole          None    389,600
PFIZER INC.                    Common Stock     717081103   25,614     725,000  SH          Sole          None    725,000
POPE & TALBOT INC.             Common Stock     732827100    3,698     210,000  SH          Sole          None    210,000
PRESIDENTIAL LIFE CORP         Common Stock     740884101      464      35,258  SH          Sole          None     35,258
PRICE COMMUNICATIONS CORP.     Common Stock     741437305  133,235   9,703,932  SH          Sole          None  9,703,932
QLOGIC CORP.                   Common Stock     747277101      284       5,500  SH          Sole          None      5,500
RAMTRON INTL CORP              Common Stock     751907304      105      40,000  SH          Sole          None     40,000
RAYONIER INC                   Common Stock     754907103   15,670     377,500  SH          Sole          None    377,500
REDBACK NETWORKS               Common Stock     757209101       12      50,000  SH          Sole          None     50,000
REGENT COMMUNICATIONS INC.     Common Stock     758865109       83      13,000  SH          Sole          None     13,000
SAFE GUARDS SCIENTIFIC         Common Stock     786449108    1,111     275,000  SH          Sole          None    275,000
SANMINA CORP                   Common Stock     800907107      275      21,840  SH          Sole          None     21,840
SAPIENT CORP                   Common Stock     803062108      282      50,000  SH          Sole          None     50,000
SEARS ROEBUCK & CO             Common Stock     812387108      364       8,000  SH          Sole          None      8,000
SICOR INC                      Common Stock     825846108   17,922     658,900  SH          Sole          None    658,900
SIEBEL SYSTEMS INC.            Common Stock     826170102      170      12,200  SH          Sole          None     12,200
SOLECTRON CORP                 Common Stock     834182107      768     129,986  SH          Sole          None    129,986
SOLUTIA INC                    Common Stock     834376105       73     200,000  SH          Sole          None    200,000
SONY CORP                      ADR              835699307    1,734      50,000  SH          Sole          None     50,000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    2,755     100,000  SH          Sole          None    100,000
STATE AUTO FINANCIAL CORP.     Common Stock     855707105   25,954   1,111,982  SH          Sole          None  1,111,982
SUN MICROSYSTEMS INC           Common Stock     866810104      324      72,400  SH          Sole          None     72,400
SUNTRUST BANKS INC             Common Stock     867914103    3,922      54,854  SH          Sole          None     54,854
AO TATNEFT                     Spon ADR Reg S   03737P306    4,481     196,530  SH          Sole          None    196,530
TELEFONICA S A ADR             Sponsored ADR    879382208    7,663     173,410  SH          Sole          None    173,410
PT TELEKOMUNIKAS INDONESIA     Sponsored ADR    715684106   10,052     612,200  SH          Sole          None    612,200
TEMPLE INLNAD INC.             Common Stock     879868107    8,147     130,000  SH          Sole          None    130,000
TENET HEALTHCARE CORP.         Common Stock     88033G100    9,057     564,300  SH          Sole          None    564,300
TOWER AUTOMOTIVE               Common Stock     891707101    1,878     275,000  SH          Sole          None    275,000
TULARIK INC                    Common Stock     899165104    1,451      90,000  SH          Sole          None     90,000
TYCO INTERNATIONAL             Common Stock     902124106   11,584     437,138  SH          Sole          None    437,138
TYSON FOODS INC.               CL A             902494103      459      34,700  SH          Sole          None     34,700
UNUMPROVIDENT CORP             Common Stock     91529Y106      208      13,200  SH          Sole          None     13,200
VERIZON COMMUNICATIONS         Common Stock     92343V104   28,292     806,500  SH          Sole          None    806,500
VESTA INSURANCE GROUP INC      Common Stock     925391104       77      20,000  SH          Sole          None     20,000
VIACOM                         CL B             925524308    7,995     180,152  SH          Sole          None    180,152
VIAD CORP                      Common Stock     92552R109      563      22,500  SH          Sole          None     22,500
VIROLOGIC INC                  Common Stock     92823R201       94      25,000  SH          Sole          None     25,000
WASHINGTON MUTUAL INC          Common Stock     939322103      201       5,000  SH          Sole          None      5,000
WCI COMMUNITIES INC            Common Stock     92923C104    4,431     215,000  SH          Sole          None    215,000
WELLPOINT HEALTH NETWORKS      Common Stock     94973H108    8,807      90,800  SH          Sole          None     90,800
WETHERFOR INTL LTD             Common Stock     G95089101      889      24,700  SH          Sole          None     24,700
WEYERHAUSER CO                 Common Stock     962166104    5,184      81,000  SH          Sole          None     81,000
                                                   Total:  976,736

02090.0001 #463576